Trade, other payables and provisions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Trade payables	$ 6,207	$ 6,249
Non-trade payables and accrued expenses	2,688	2,181
Total financial trade and other payables	12,449	12,350
Current portion of provisions and other non-financial payables	903	1,960
Trade, other payables and provisions	13,352	14,310
Joint venture [member]
Disclosure of transactions between related parties [line items]
Related party payables	2,074	1,876
Equity accounted associated companies and other related parties
Disclosure of transactions between related parties [line items]
Related party payables	$ 1,479	$ 2,045